Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

December 20, 2022

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware Group Equity Funds IV (the “Registrant”)
File No. 811-04413

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Prospectus/Information Statement and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of two series of the Registrant, one series of Delaware Group Foundation Funds and one series of Delaware Group Equity Funds I (each an “Acquired Fund”) with and into one series of Delaware Group Equity Funds V and two series of the Registrant (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware Equity Income Fund, a series of the Registrant	Delaware Growth and Income Fund, a series of the Registrant
Delaware Total Return Fund, a series of the Registrant	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Strategic Allocation Fund, a series of Delaware Group Foundation Funds	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I	Delaware Opportunity Fund, a series of the Registrant

This Registration Statement is being filed to register Class A, Class R6, and Institutional Class shares of the Delaware Growth and Income Fund, a series of the Registrant, that will be issued to Class A, Class R6 and Institutional Class shareholders of the Delaware Equity Income Fund, a series of the Registrant, and Class A, Class C, Class R and Institutional Class shares of the Delaware Opportunity Fund, a series of the Registrant, that will be issued to Class A, Class C, Class R and Institutional Class shareholders of the Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I, in connection with the transfer of substantially all of the assets of each Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.

December 20, 2022

Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on January 19, 2023 pursuant to Rule 488 under the 1933 Act.  A definitive Prospectus/Information Statement will be filed and mailed to Acquired Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, the Delaware Group Equity Funds V is also filing a registration statement on Form N-14 which contains the identical Prospectus/Information Statement.  Thus, while these two registrants today are filing two registration statements on Form N-14, there is only one form of Prospectus/Information Statement for these transactions that needs to be reviewed.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Emilia P. Wang
Macquarie Asset Management
Jonathan M. Kopcsik
Bruce G. Leto